SHARE-BASED PAYMENTS - Share Option Plan (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Share-based Payment Arrangements [Abstract]
Options outstanding, beginning balance (in shares) | shares	18,584	17,928
Granted (in shares) | shares	7,316	5,470
Exercised (in shares) | shares	(2,188)	(3,979)
Forfeited (in shares) | shares	(1,103)	(655)
Expired (in shares) | shares	(833)	(180)
Options outstanding, ending balance (in shares) | shares	21,776	18,584
Weighted average exercise price, outstanding, beginning balance (in CAD per share) | $ / shares	$ 44.65	$ 42.12
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares	37.55	48.27
Weighted average exercise price of share options exercised in share-based payment arrangement (in CAD per share) | $ / shares	40.17	37.95
Weighted average exercise price of share options forfeited in share-based payment arrangement (in CAD per share) | $ / shares	44.86	45.29
Weighted average exercise price of share options expired in share-based payment arrangement (in CAD per share) | $ / shares	45.24	48.98
Weighted average exercise price, outstanding, ending balance (in CAD per share) | $ / shares	$ 42.68	$ 44.65